Note 24 - Loans and Borrowings - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Non-current portion of term loan facility		$ 1,577
Current portion of term loan facility	1,486	1,410
Total	$ 1,486	$ 2,987